As filed with the Securities and Exchange Commission on March 17, 2014

File Nos. 033-39088
811-06243

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.

Post-Effective Amendment No.	70	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No.	72	[X]

FRANKLIN STRATEGIC SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906_____
(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
Registrant's Telephone Number, Including Area Code

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment to the registration statement on Form N-1A (the “Amendment”) relates only to the prospectus of Franklin Biotechnology Discovery, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, and the Investment Company of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 14th day of March, 2014.

Franklin Strategic Series

(Registrant)

By: /s/KAREN L. SKIDMORE

   Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON*	Chief Executive Officer – Investment
Edward B. Jamieson	Management
Dated: March 14, 2014

LAURA F. FERGERSON*	Chief Executive Officer – Finance
Laura F. Fergerson	And Administration
Dated: March 14, 2014

GASTON GARDEY*	Chief Financial Officer and Chief
Gaston Gardey	Accounting Officer
Dated: March 14, 2014

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: March 14, 2014

SAM GINN*	Trustee
Sam Ginn	Dated: March 14, 2014

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: March 14, 2014

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: March 14, 2014

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: March 14, 2014

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Date: March 14, 2014

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: March 14, 2014

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: March 14, 2014

JOHN B. WILSON*	Trustee
John B. Wilson	Dated: March 14, 2014

*By:  /s/KAREN L. SKIDMORE

Karen L. Skidmore

      Attorney-in-Fact

      (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase